UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07963

NYSA Series Trust

(Exact name of registrant as specified in charter)

507 Plum St., Suite 120

Syracuse, New York 13204

(Address of principal executive offices)

 (Zip code)

Robert Cuculich

Pinnacle Advisers LLC

507 Plum St., Suite 120

Syracuse, New York 13204

(Name and address of agent for service)

Registrant's telephone number, including area code: 315-251-1101

Date of fiscal year end: March 31

Date of reporting period: June 30, 2018

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

NYSA Fund

AMAZON.COM, INC.

Ticker Symbol:AMZN	Cusip Number:023135106
Record Date: 4/5/2018	Meeting Date: 5/30/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of Director: Jeffrey P. Bezos	For	Issuer	For	With
1B	Election of Director: Tom A. Alberg	For	Issuer	For	With
1C	Election of Director: Jamie S. Gorelick	For	Issuer	For	With
1D	Election of Director: Daniel P. Huttenlocher	For	Issuer	For	With
1E	Election of Director: Judith A. McGrath	For	Issuer	For	With
1F	Election of Director: Jonathan J. Rubinstein	For	Issuer	For	With
1G	Election of Director: Thomas O. Ryder	For	Issuer	For	With
1H	Election of Director: Patricia Q. Stonesifer	For	Issuer	For	With
1I	Election of Director: Wendell P. Weeks	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS	For	Issuer	For	With
3	ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION	For	Issuer	For	With
4	SHAREHOLDER PROPOSAL REGARDING DIVERSE BOARD CANDIDATES	Against	Issuer	Against	With
5	SHAREHOLDER PROPOSAL REGARDING A POLICY TO REQUIRE AN INDEPENDENT BOARD CHAIR	Against	Issuer	Against	With
6	SHAREHOLDER PROPOSAL REGARDING VOTE-COUNTING PRACTICES FOR SHAREHOLDER PROPOSALS	Against	Issuer	Against	With

COSTCO WHOLESALE CORPORATION

Ticker Symbol:COST	Cusip Number:22160K105
Record Date: 11/24/2017	Meeting Date: 1/30/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR KENNETH D. DENMAN W. CRAIG JELINEK JEFFREY S. RAIKES	For	Issuer	For	With
2	RATIFICATION OF SELECTION OF INDEPENDENT AUDITORS.	For	Issuer	For	With
3	APPROVAL, ON AN ADVISORY BASIS, OF EXECUTIVE COMPENSATION.	For	Issuer	For	With
4	SHAREHOLDER PROPOSAL REGARDING SIMPLE MAJORITY VOTE.	Against	Issuer	Against	With
5	SHAREHOLDER PROPOSAL REGARDING PRISON LABOR.	Against	Issuer	Against	With

FLEX LTD

Ticker Symbol:FLEX	Cusip Number:Y2573F102
Record Date: 6/16/2017	Meeting Date: 8/15/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	RE-ELECTION OF MR. MICHAEL D. CAPELLAS AS A DIRECTOR OF FLEX.	For	Issuer	For	With
1B	RE-ELECTION OF MR. MARC A. ONETTO AS A DIRECTOR OF FLEX.	For	Issuer	For	With
2	TO APPROVE THE RE-APPOINTMENT OF DELOITTE & TOUCHE LLP AS FLEX'S INDEPENDENT AUDITORS FOR THE 2018 FISCAL YEAR AND TO AUTHORIZE THE BOARD OF DIRECTORS TO FIX ITS REMUNERATION.	For	Issuer	For	With
3	TO APPROVE A GENERAL AUTHORIZATION FOR THE DIRECTORS OF FLEX TO ALLOT AND ISSUE ORDINARY SHARES.	For	Issuer	For	With
4	NON-BINDING, ADVISORY RESOLUTION. TO APPROVE THE COMPENSATION OF FLEX'S NAMED EXECUTIVE OFFICERS, AS DISCLOSED PURSUANT TO ITEM 402 OF REGULATION S-K, SET FORTH IN "COMPENSATION DISCUSSION AND ANALYSIS" AND IN THE COMPENSATION TABLES AND THE ACCOMPANYING NARRATIVE DISCLOSURE UNDER "EXECUTIVE COMPENSATION" IN FLEX'S PROXY STATEMENT RELATING TO ITS 2017 ANNUAL GENERAL MEETING.	For	Issuer	For	With
5	NON-BINDING, ADVISORY RESOLUTION. TO RECOMMEND THAT A NON-BINDING, ADVISORY RESOLUTION TO APPROVE THE COMPENSATION OF FLEX'S NAMED EXECUTIVE OFFICERS BE PUT TO SHAREHOLDERS FOR THEIR CONSIDERATION EVERY ONE YEAR, EVERY TWO YEARS OR EVERY THREE YEARS.	For	Issuer	For	With
6	TO APPROVE THE ADOPTION OF THE FLEX LTD. 2017 EQUITY INCENTIVE PLAN.	For	Issuer	For	With
7	TO APPROVE THE RENEWAL OF THE SHARE PURCHASE MANDATE RELATING TO ACQUISITIONS BY FLEX OF ITS OWN ISSUED ORDINARY SHARES.	For	Issuer	For	With
8	TO APPROVE CHANGES IN THE CASH COMPENSATION PAYABLE TO OUR DIRECTORS.	For	Issuer	For	With

FUELCELL ENERGY INC

Ticker Symbol:FCEL	Cusip Number:35952H502
Record Date: 11/1/2017	Meeting Date: 12/14/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO APPROVE, IN ACCORDANCE WITH NASDAQ MARKETPLACE RULE 5635(D), THE ISSUANCE OF SHARES OF FUELCELL ENERGY, INC.'S COMMON STOCK EXCEEDING 19.9% OF THE NUMBER OF SHARES OUTSTANDING ON SEPTEMBER 5, 2017, UPON THE CONVERSION AND/OR REDEMPTION OF THE SERIES C CONVERTIBLE PREFERRED STOCK ISSUED IN AN UNDERWRITTEN OFFERING IN SEPTEMBER 2017.	For	Issuer	For	With
2	TO APPROVE THE AMENDMENT OF THE FUELCELL ENERGY, INC. CERTIFICATE OF INCORPORATION, AS AMENDED, TO INCREASE THE AUTHORIZED COMMON STOCK OF FUELCELL ENERGY, INC. FROM 125,000,000 SHARES TO 225,000,000 SHARES.	For	Issuer	For	With
3	TO APPROVE AN ADJOURNMENT OF THE SPECIAL MEETING, IF NECESSARY, TO SOLICIT ADDITIONAL PROXIES IF THERE ARE NOT SUFFICIENT VOTES IN FAVOR OF PROPOSAL 1.	For	Issuer	For	With

FUELCELL ENERGY INC.

Ticker Symbol:FCEL	Cusip Number:35952H502
Record Date: 2/9/2018	Meeting Date: 4/5/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of director: Arthur A. Bottone	For	Issuer	For	With
1B	Election of director: James Herbert England	For	Issuer	For	With
1C	Election of director: Matthew F. Hilzinger	For	Issuer	For	With
1D	Election of director: John A. Rolls	For	Issuer	For	With
1E	Election of director: Christopher S. Sotos	For	Issuer	For	With
1F	Election of director: Natica von Althann	For	Issuer	For	With
1G	Election of director: Togo Dennis West, Jr.	For	Issuer	For	With
2	To ratify the selection of KPMG LLP as FuelCell Energy, Inc.'s independent registered public accounting firm for the fiscal year ending October 31, 2018.	For	Issuer	For	With
3	To approve the FuelCell Energy, Inc. 2018 Omnibus Incentive Plan.	For	Issuer	For	With
4	To approve the FuelCell Energy, Inc. 2018 Employee Stock Purchase Plan.	For	Issuer	For	With
5	To approve, on a non-binding advisory basis, the compensation of FuelCell Energy, Inc.'s named executive officers.	For	Issuer	For	With

INTEL CORP

Ticker Symbol:INTC	Cusip Number:458140100
Record Date: 3/19/2018	Meeting Date: 5/17/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of Director: Aneel Bhusri	For	Issuer	For	With
1B	Election of Director: Andy D. Bryant	For	Issuer	For	With
1C	Election of Director: Reed E. Hundt	For	Issuer	For	With
1D	Election of Director: Omar Ishrak	For	Issuer	For	With
1E	Election of Director: Brian M. Krzanich	For	Issuer	For	With
1F	Election of Director: Risa Lavizzo-Mourey	For	Issuer	For	With
1G	Election of Director: Tsu-Jae King Liu	For	Issuer	For	With
1H	Election of Director: Gregory D. Smith	For	Issuer	For	With
1I	Election of Director: Andrew M. Wilson	For	Issuer	For	With
1J	Election of Director: Frank D. Yeary	For	Issuer	For	With
2	Ratification of selection of Ernst & Young LLP as our independent registered public accounting firm for 2018	For	Issuer	For	With
3	Advisory vote to approve executive compensation	For	Issuer	For	With
4	Stockholder proposal on whether to allow stockholders to act by written consent, if properly presented	Against	Issuer	Against	With
5	Stockholder proposal on whether the chairman of the board should be an independent director, if properly presented	Against	Issuer	Against	With
6	Stockholder proposal requesting a political contributions cost-benefit analysis report, if properly presented	Against	Issuer	Against	With

LIGAND PHARMACEUTICALS INC.

Ticker Symbol:LGND	Cusip Number:53220K504
Record Date: 4/20/2018	Meeting Date: 6/19/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR Jason M. Aryeh Todd C. Davis Nancy R. Gray John L. Higgins John W. Kozarich John L. LaMattina Sunil Patel Stephen L. Sabba	For	Issuer	For	With
2	Ratification of Appointment of Independent Registered Accounting Firm.	For	Issuer	For	With
3	Approval, on an advisory basis, of the compensation of Ligand Pharmaceuticals Incorporated's named executive officers.	For	Issuer	For	With
4	Approval of the Amendment to Ligand's Amended and Restated Certificate of Incorporation to increase the number of authorized shares of common stock from 33,333,333 to 60,000,000 shares.	For	Issuer	For	With

QUALCOMM INCORPORATED

Ticker Symbol:QCOM	Cusip Number:747525103
Record Date: 1/8/2018	Meeting Date: 3/6/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR Samih Elhage Raul J. Fernandez Michael S. Geltzeiler Stephen J. Girsky David G. Golden Veronica M. Hagen Julie A. Hill John H. Kispert Gregorio Reyes Thomas S. Volpe Harry L. You	For	Issuer	For	With
2	To approve Broadcom's proposal to amend Qualcomm's Bylaws to undo any amendment to the Bylaws adopted without stockholder approval up to and including the date of the Annual Meeting that changes the Bylaws in any way from the version that was publicly filed with the Securities and Exchange Commission on July 15, 2016.	For	Issuer	For	With
3	To ratify the selection of PricewaterhouseCoopers LLP as Qualcomm's independent public accountants for the fiscal year ending September 30, 2018	For	Issuer	For	With
4	To approve, on a advisory basis, compensation paid to Qualcomm's named executive officers.	Abstained	Issuer	N/A	With/Against
5	To approve an amendment to Qualcomm's 2001 Employee Stock Purchase Plan.	Abstained	Issuer	N/A	With/Against
6	To approve an amendment to Qualcomm's Restated Certificate of Incorporation, as amended (the "Certificate of Incorporation") to eliminate certain supermajority provisions relating to removal of directors	For	Issuer	For	With
7	To approve an amendment to the Certificate of Incorporation to eliminate certain Supermajority provisions relating to amendments and obsolete provisions.	For	Issuer	For	With
8	To approve an amendment to the certificate of incorporation to eliminate provisions requiring a supermajority vote for certain transactions with interested stockholders.	For	Issuer	For	With

SPLUNK INC.

Ticker Symbol:SPLK	Cusip Number:848637104
Record Date: 4/13/2018	Meeting Date: 6/7/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of Class III Director: Sara Baack	For	Issuer	For	With
1B	Election of Class III Director: Douglas Merritt	For	Issuer	For	With
1C	Election of Class III Director: Graham Smith	For	Issuer	For	With
1D	Election of Class III Director: Godfrey Sullivan	For	Issuer	For	With
2	To ratify the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for our fiscal year ending January 31, 2019.	For	Issuer	For	With
3	To approve, on an advisory basis, the compensation of our named executive officers, as described in the proxy statement.	For	Issuer	For	With

UBS GROUP AG

Ticker Symbol:UBS	Cusip Number:H42097107
Record Date: 3/19/2018	Meeting Date: 5/3/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Approval of the UBS Group AG management report and consolidated and standalone financial statements	For	Issuer	For	With
1B	Advisory vote on the UBS Group AG Compensation Report 2017	For	Issuer	For	With
2	Appropriation of retained earnings and distribution of ordinary dividend out of capital contribution reserve	For	Issuer	For	With
3	Discharge of the members of the Board of Directors and the Group Executive Board for the financial year 2017	For	Issuer	For	With
4	Approval of the aggregate amount of variable compensation for the members of the Group Executive Board for the financial year 2017	For	Issuer	For	With
5	Approval of the maximum aggregate amount of fixed compensation for the members of the Group Executive Board for the financial year 2019	For	Issuer	For	With
6AA	Re-election of member as Chairman of the Board of Director: Axel A. Weber	For	Issuer	For	With
6AB	Re-election of the Board of Director: Michel Demare	For	Issuer	For	With
6AC	Re-election of the Board of Director: David Sidwell	For	Issuer	For	With
6AD	Re-election of the Board of Director: Reto Francioni	For	Issuer	For	With
6AE	Re-election of the Board of Director: Ann F. Godbehere	For	Issuer	For	With
6AF	Re-election of the Board of Director: Julie G. Richardson	For	Issuer	For	With
6AG	Re-election of the Board of Director: Isabelle Romy	For	Issuer	For	With
6AH	Re-election of the Board of Director: Robert W. Scully	For	Issuer	For	With
6AI	Re-election of the Board of Director: Beatrice Weder di Mauro	For	Issuer	For	With
6AJ	Re-election of the Board of Director: Dieter Wemmer	For	Issuer	For	With
6BA	Election of new member to the Board of Director: Jeremy Anderson	For	Issuer	For	With
6BB	Election of new member to the Board of Director: Fred Hu	For	Issuer	For	With
6CA	Election of the member of the Compensation Committee: Ann F. Godbehere	For	Issuer	For	With
6CB	Election of the member of the Compensation Committee: Michel Demare	For	Issuer	For	With
6CC	Election of the member of the Compensation Committee: Julie G. Richardson	For	Issuer	For	With
6CD	Election of the member of the Compensation Committee: Dieter Wemmer	For	Issuer	For	With
7	Approval of the maximum aggregate amount of compensation for the members of the Board of Directors from the Annual General Meeting 2018 to the Annual General Meeting 2019	For	Issuer	For	With
8A	Re-election of the independent proxy, ADB Altorfer Duss & Beilstein AG, Zurich	For	Issuer	For	With
8B	Re-election of the auditors, Ernst & Young Ltd, Basel	For	Issuer	For	With

UBS GROUP AG

Ticker Symbol:UBS	Cusip Number:H42097107
Record Date: 3/19/2018	Meeting Date: 5/3/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
8C	Re-election of the special auditors, BDO AG, Zurich	For	Issuer	For	With
9	nstruction for the exercise of voting rights for motions not published: In the event that at the Annual General Meeting shareholders or the Board of Directors make additional or amended motions to the published agenda items and/or put forward new motions pursuant to Article 700 (3) of the Swiss Code of Obligations, I/we instruct the independent proxy to act as follows: Vote in accordance with the recommendation of the Board of Directors, Vote against the motion, Abstain	For	Issuer	For	With

* Management Recommended Vote

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NYSA Series Trust

By /s/Robert Cuculich

* Robert Cuculich

Chief Executive Officer

Date: July 25, 2018

By /s/Benjamin R. Quilty

* Benjamin R. Quilty

Chief Financial Officer

Date: July 25, 2018

*Print the name and title of each signing officer under his or her signature.